Events after reporting period (Details Narrative)	Aug. 13, 2025 $ / shares	Aug. 13, 2025 SGD ($) shares	May 27, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares				$ 0.000025
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares				$ 0.001
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Expenses		$ 6,600,000
Initial Public Offering [Member] | Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 4.00		$ 0.000025
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Authorized share capital				$ 500,000
Divided ordinary shares | shares				33,350,000	33,350,000
Ordinary shares [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Authorized share capital			$ 500,000
Divided ordinary shares | shares		1,650,000	20,000,000,000
Ordinary shares [member] | Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Authorized share capital			$ 500,000
Divided ordinary shares | shares			20,000,000,000